RESEARCH AND DEVELOPMENT TAX CREDIT RECIEVABLES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development Tax Credits [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Income	$ 2,126	$ 2,478	$ 4,457	$ 6,840